Non-Current Financial Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Current Financial Assets
Cost at opening balance	kr 2,225	kr 1,939	kr 341
Bank guarantees granted	1,686		1,888
Reimbursement security deposit			(290)
Exchange differences	4
Acquisition through business combinations		286
Net book value	3,915	2,225	1,939
Payment of bank guarantee deposits	kr 3,915	kr 2,225	kr 1,939